Earnings per share (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic earnings per share:
Net income attributable to Taomee Holdings Limited	$ 8,861,867	$ 19,493,171	$ 21,574,076
Less:
Deemed dividend on Series A convertible redeemable preferred shares		(200,601)	(468,580)
Amounts allocated to preferred shares for participating rights to dividends		(1,589,047)	(4,588,151)
Net income attributable to holders of ordinary shares-basic and diluted	8,861,867	17,703,523	16,517,345
Weighted average ordinary shares outstanding-basic	731,303,362	606,648,098	450,000,000
Basic earnings per share (in dollars per share)	$ 0.01	$ 0.03	$ 0.04
Diluted earnings per share:
Net income attributable to holders of ordinary shares	$ 8,861,867	$ 17,703,523	$ 16,517,345
Weighted average ordinary shares outstanding-basic	731,303,362	606,648,098	450,000,000
Stock options (in shares)	22,230,137	33,729,077	8,482,370
Weighted average ordinary shares outstanding-diluted	753,533,499	640,377,175	458,482,370
Diluted earnings per share (in dollars per share)	$ 0.01	$ 0.03	$ 0.04
Anti-dilutive securities
Securities excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive	30,074,648	38,140,000	160,175,000
Series A convertible redeemable preferred shares
Anti-dilutive securities
Securities excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive			125,000,000
Options
Anti-dilutive securities
Securities excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive	21,425,000	33,640,000	35,175,000
Non-vested restricted shares
Anti-dilutive securities
Securities excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive	8,649,648	4,500,000